As filed with the Securities and Exchange Commission on May 12, 2021

Securities Act File No. 333-29253

Investment Company Act File No. 811-08253

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

Post-Effective Amendment No. 37

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

Amendment No. 39

(Check appropriate box or boxes)

BOYAR VALUE FUND, INC.

(Exact Name of Registrant as Specified in Charter)

32 West 39th Street, 9th Floor

New York, New York 10018

(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (212) 995-8300

Mr. Mark A. Boyar Boyar Value Fund, Inc. 32 West 39th Street, 9th Floor New York, New York 10018 (Name and Address of Agent for Service)
Copies to:
Mr. Sam Singh Gemini Fund Services, LLC 4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022-3474	Mr. Jeffrey Skinner Kilpatrick Townsend & Stockton LLP 1001 West Fourth Street Winston-Salem, NC 27101

It is proposed that this filing will become effective (check appropriate box)

[ X ] immediately upon filing pursuant to paragraph (b)

[ ] on [ ] pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a) of Rule 485

[ ] on (Date) pursuant to paragraph (a) of Rule 485

[ ] 75 days after filing pursuant to Rule 485, paragraph (a) (ii)

[ ] pursuant to Rule 485, paragraph (a) (ii)

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this this Post-Effective Amendment to its Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Hauppauge and State of New York on the 12th day of May, 2021.

BOYAR VALUE FUND, INC.

/s/ Sam Singh

Sam Singh

President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                       TITLE                                                                              DATE

/s/ Mark A. Boyar*                            Chairman and Chief                                                      May 12, 2021

Mark A. Boyar                                    Executive Officer

                                                             President                                                                         May 12, 2021

/s/ Sam Singh                                     Principal Executive Officer

Sam Singh

   Treasurer                                                                     May 12, 2021

/s/ Dawn Borelli                                  Principal Financial and Accounting Officer

Dawn Borelli

/s/ Henry A. Alpert*                           Director                                                                          May 12, 2021

Henry A. Alpert

/s/ Richard Finkelstein*                      Director                                                                         May 12, 2021

Richard Finkelstein

/s/ Jay Petschek*                                 Director                                                                         May 12, 2021

Jay Petschek

*By:

/s/ Sam Singh

Sam Singh

Attorney-in-Fact– Pursuant to Powers of Attorney previously filed on March 10, 2020 to the Registrant’s Registration Statement in Post-Effective Amendment No. 34, and hereby incorporated by reference.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase